Nature of cost and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Nature of cost and expense [Line Items]
Direct cost	$ 1,014,092,586	$ 757,097,886	$ 694,307,741
Personnel expense	315,031,683	263,947,648	237,122,374
Transportation and distribution	328,884,421	247,520,979	245,696,284
Advertising and promotion	145,313,306	105,887,909	117,889,341
Depreciation and amortization	124,116,739	109,813,976	105,020,934
Materials and maintenance	65,544,522	53,584,604	49,356,159
Energy	36,943,054	28,062,380	29,922,632
Leases	17,572,118	15,049,043	12,798,957
Other expenses	128,141,441	109,334,280	122,202,733
Total	$ 2,175,639,870	$ 1,690,298,705	$ 1,614,317,155